Investments - Schedule of Deconsolidation of Nexway (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Sep. 16, 2019	Dec. 31, 2017
Goodwill	$ 176,595	$ 227,763	$ 149,975
Loss on deconsolidation of Nexway		$ (8,281)
Nexway AG [Member]
Cash	5,776			$ 4,152
Accounts receivable	9,831			12,900
Inventory	50			61
Prepaid expenses	164			1,169
Goodwill	51,168			45,900
Property and equipment, net	380
Right-of-use assets	3,594			3,594
Total assets	70,963			213
Accounts payable	34,262			28,381
Accrued expenses	15,788			(16,747)
Lease liability	3,594
Deferred income taxes	1,161
Other liabilities	40			$ 193
Total liabilities	54,845
Non-controlling interest	2,595
Foreign currency translation adjustment	(770)
Loss before fair value – investment in Nexway	(14,293)
Less: fair value of shares owned by Facebank	2,374
Loss on deconsolidation of Nexway	$ 11,919